Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments [Abstract]
Summar of calculation of fair value of MidMarket derivative

	June 30,	Year Ended December 31,
	2013	2012	2011
(unaudited)

Fair value of Company’s common stock	$0.83-36.00	$2.75-40.00	$2.75-40.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	80-112%	56.78-112%	56.78-112%
Exercise price	$5.00	$0.95-10.00	$0.95-10.00
Estimated life	1.25 to 1.83 years	1.75 years	1.5-4 years
Risk free interest rate (based on 1-year treasury rate)	0.0266 - 0.12%	0.0266-0.12%	0.06-0.12%

Summary of fair value derivatives assumptions and methodology
June 30,
2013
Fair value of Company's common stock	$8.60
Volatility	80%
Exercise price	$11.60
Estimated life	1.83 years
Risk free interest rate (based on 2 year treasury rate)	0.40%

Summary of transactions related to derivative liability
liability at January 1, 2010	$459,897
Decrease in fair value of derivative liability,
recognized as other income	(421,340)
Derivative liability at December 31, 2011	$38,557
Fair value of derivative
at issuance, recognized as debt discount	$193,944
Decrease in fair value of derivative liability,
recognized as other income	(198,908)
Derivative liability at December 31, 2012	$33,593
Increase in fair value of derivative liability,
recognized as other income	894,865
Fair value of derivative at issuance, recognized as debt discount	140,000
Derivative liability at June 30, 2013 (unaudited)	$1,068,458